Revenue and Expenses - Earnings Per Share (Details) - € / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Basic earnings per share (in euros per share)	€ 0.56	€ 0.42	€ 0.07
Diluted earnings per share (in euros per share)	€ 0.56	€ 0.42	€ 0.07